SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.
Cash Portfolio
Class B Shares


Supplement dated December 7, 2000
to Prospectus dated September 28, 2000



	The caption "Distribution and service (12b-1) fees" located on page 5 under
 "Annual Portfolio Operating Expenses" is modified to read "Service (12b-1)
 fee."






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